Document and Entity Information	Sep. 24, 2024
Document And Entity Information [Line Items]
Entity Tax Identification Number	00-0000000
Amendment Flag	false
Entity Central Index Key	0001857410
Document Type	8-K
Document Period End Date	Sep. 24, 2024
Entity Registrant Name	Investcorp Europe Acquisition Corp I
Entity Incorporation State Country Code	E9
Entity File Number	001-41161
Entity Address, Address Line One	Century Yard, Cricket Square
Entity Address, Address Line Two	Elgin Avenue
Entity Address, Address Line Three	P.O. Box 1111
Entity Address, City or Town	George Town
Entity Address, Region	Grand Cayman
Entity Address, Country	KY
Entity Address, Postal Zip Code	KY1-1102
City Area Code	+1 (345)
Local Phone Number	949-5122
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Units Each Consisting Of One Class A Ordinary Share And One Half Of One Redeemable Warrant 2 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one Class A ordinary share and one-half of one redeemable warrant
Trading Symbol	IVCBU
Security Exchange Name	NASDAQ
Class A Ordinary Shares Par Value 0.0001 Per Share 1 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	IVCB
Security Exchange Name	NASDAQ
Redemption Of Warrants When Price Per Share Of Class Ordinary Share Equals Or Exceeds 18.00 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Redeemable warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Trading Symbol	IVCBW
Security Exchange Name	NASDAQ